Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Principal Executive Officer (PEO)(1)			Compensation Actually Paid to PEO(2)			Average SCT Total for Non-PEO Named Executive Officers (NEOs)(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) (in thousands)	Adjusted Cash Flow (4) (in thousands)
	Emile Haddad	Lynn Jochim	Daniel Hedigan	Emile Haddad	Lynn Jochim	Daniel Hedigan			Total Shareholder Return	Peer Group Total Shareholder Return(3)
2023	$—	$—	$3,955,542	$—	$—	$4,460,443	$1,843,484	$2,125,121	$44.17	$220.06	$113,716	$281,623
2022	—	1,062,847	2,932,483	—	265,924	2,448,415	1,555,414	603,799	33.53	136.96	(34,774)	(74,753)
2021	9,166,042	4,417,485	—	8,701,796	4,155,521	—	3,648,985	3,387,021	94.10	192.00	13,310	43,746
2020	6,009,342	—	—	5,823,048	—	—	2,552,545	2,392,150	78.56	127.81	1,094	22,245

Company Selected Measure Name	Adjusted Cash Flow
Named Executive Officers, Footnote	For 2023, the PEO was Daniel Hedigan (CEO) and other NEOs were Michael Alvarado, Greg McWilliams, Kim Tobler, and Leo Kij. For 2022, PEOs were Daniel Hedigan (CEO) and Lynn Jochim (former President and COO), and other NEOs were Michael Alvarado, Greg McWilliams, Erik Higgins, and Leo Kij. For 2021, the PEOs were Emile Haddad (former President and CEO) and Lynn Jochim (former President and COO), and other NEOs were Michael Alvarado and Greg McWilliams. For 2020, the PEO was Emile Haddad (former President and CEO), and other NEOs were Michael Alvarado, Lynn Jochim and Erik Higgins. Mr. Haddad's 2021 SCT amount and Ms. Jochim's 2022 SCT amount include payments received under their respective Advisory Agreements.
Peer Group Issuers, Footnote	Reflects TSR indexed to $100 for the S&P Homebuilders Select Industry Index, which is an industry line peer group reported in the performance graph included in the Company’s 2023 Annual Report on Form 10-K.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to SCT total compensation to determine the CAP values:
Reconciliation of Equity Component of CAP—PEOs:

	2021	2020
First PEO (Emile Haddad) - SCT Totals	$9,166,042	$6,009,342
(Deduct):
Fair value of equity awards granted during the year from the SCT	(3,190,473)	—
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year	2,595,236	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(5,526)	(378,642)
Change in fair value of equity awards granted in prior years that vested during the year	136,517	192,348
Equity awards granted in prior years that were forfeited during the year	—	—
Total Equity Award Related Adjustments	2,726,227	(186,294)
CAP Totals	8,701,796	5,823,048

	2022	2021
Second PEO (Lynn Jochim) - SCT Totals	$1,062,847	$4,417,485
(Deduct):
Fair value of equity awards granted during the year from the SCT	—	(1,907,141)
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year	—	1,557,141
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(798,355)	(3,315)
Change in fair value of equity awards granted in prior years that vested during the year	1,432	91,351
Equity awards granted in prior years that were forfeited during the year	—	—
Total Equity Award Related Adjustments	(796,923)	1,645,177
CAP Totals	265,924	4,155,521

	2023	2022
Third PEO (Daniel Hedigan) - SCT Totals	$3,955,542	$2,932,483
(Deduct):
Fair value of equity awards granted during the year from the SCT	(1,098,026)	(800,000)
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year	1,543,944	315,932
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	50,170	—
Change in fair value of equity awards granted in prior years that vested during the year	8,813	—
Equity awards granted in prior years that were forfeited during the year	—	—
Total Equity Award Related Adjustments	1,602,927	315,932
CAP Totals	4,460,443	2,448,415

Non-PEO NEO Average Total Compensation Amount	$ 1,843,484	$ 1,555,414	$ 3,648,985	$ 2,552,545
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,125,121	603,799	3,387,021	2,392,150
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Equity Component of CAP—NEOs:

	2023	2022	2021	2020
Non-PEO NEOs Average SCT Totals	$1,843,484	$1,555,414	$3,648,985	$2,552,545
(Deduct):
Change in pension value and nonqualified deferred compensation earnings from the SCT	—	—	—	(22,203)
Fair value of equity awards granted during the year from the SCT	(511,580)	(332,291)	(1,907,141)	—
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year	719,337	88,802	1,557,141	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	69,469	(399,177)	(3,315)	(243,933)
Change in fair value of equity awards granted in prior years that vested during the year	4,411	1,101	91,351	105,741
Equity awards granted in prior years that were forfeited during the year	—	(310,050)	—	—
Total Equity Award Related Adjustments	793,217	(619,324)	1,645,177	(138,192)
Non-PEO NEOs Average CAP Totals	2,125,121	603,799	3,387,021	2,392,150

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Pay and Performance
The following charts show graphically the relationships over the past years of the CAP Amounts for our PEOs and NEOs as compared to our cumulative TSR and Peer Group TSR, Net Income (Loss), and Adjusted Cash Flow:

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 44.17	33.53	94.10	78.56
Peer Group Total Shareholder Return Amount	220.06	136.96	192.00	127.81
Net Income (Loss)	$ 113,716,000	$ (34,774,000)	$ 13,310,000	$ 1,094,000
Company Selected Measure Amount	281,623	(74,753)	43,746	22,245
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Adjusted Cash Flow, a non-GAAP financial measure, is calculated as the net increase (or decrease) in cash, cash equivalents and restricted cash, excluding payments related to interest on our senior notes and revolving credit facility, related party reimbursement obligations, and tax distributions.
Hedigan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,955,542	$ 2,932,483
PEO Actually Paid Compensation Amount	$ 4,460,443	2,448,415
PEO Name	Daniel Hedigan
Jochim [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,062,847	$ 4,417,485
PEO Actually Paid Compensation Amount		$ 265,924	4,155,521
PEO Name		Lynn Jochim
Haddad [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			9,166,042	$ 6,009,342
PEO Actually Paid Compensation Amount			$ 8,701,796	5,823,048
PEO Name			Emile Haddad
PEO | Hedigan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,602,927	$ 315,932
PEO | Hedigan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,098,026)	(800,000)
PEO | Hedigan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,543,944	315,932
PEO | Hedigan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,170	0
PEO | Hedigan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,813	0
PEO | Hedigan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Jochim [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(796,923)	$ 1,645,177
PEO | Jochim [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(1,907,141)
PEO | Jochim [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	1,557,141
PEO | Jochim [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(798,355)	(3,315)
PEO | Jochim [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,432	91,351
PEO | Jochim [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Haddad [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,726,227	(186,294)
PEO | Haddad [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,190,473)	0
PEO | Haddad [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,595,236	0
PEO | Haddad [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,526)	(378,642)
PEO | Haddad [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			136,517	192,348
PEO | Haddad [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	793,217	(619,324)	1,645,177	(138,192)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(22,203)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(511,580)	(332,291)	(1,907,141)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	719,337	88,802	1,557,141	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,469	(399,177)	(3,315)	(243,933)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,411	1,101	91,351	105,741
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (310,050)	$ 0	$ 0